Condensed Consolidated Statement of Changes in Stockholders' Deficiency - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Common Stock [Member]
Balance		$ 4,699	$ 3,339	$ 3,339	$ 1,726
Balance, shares		4,699,035	3,338,661	3,338,661	1,725,596
Shares and warrants issued for cash		$ 331		$ 956	$ 395
Shares and warrants issued for cash, shares		331,335		956,833	395,425
Exercise of warrants for purchase of common stock		$ 50		$ 61	$ 76
Exercise of warrants for purchase of common stock, shares		50,000		60,831	75,473
Conversion of notes payable and accrued interest into common stock		$ 104		$ 137	$ 54
Conversion of notes payable and accrued interest into common stock, shares		104,632		137,006	53,595
Shares and warrants issued in satisfaction of accrued services		$ 157		$ 13	$ 1
Shares issued in satisfaction of accrued services, shares		156,668		13,208	943
Shares and warrants issued in connection with settlement agreement					$ 4
Shares and warrants issued in connection with settlement agreement, shares					4,230
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable		$ 18		$ 6	$ 10
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable, shares		17,853		6,000	10,000
Shares and warrants issued in exchange of notes payable and accrued interest		$ 132		$ 167	$ 1,028
Shares and warrants issued in exchange of notes payable and accrued interest, shares		132,082		167,027	1,028,237
Warrant modifications
Beneficial conversion features related to convertible notes payable
Stock-based compensation: - common stock				$ 55	$ 44
Stock-based compensation: - common stock, shares				54,901	43,698
Stock-based compensation: - options and warrants
Impact of share rounding as a result of reverse stock split					$ 1
Impact of share rounding as a result of reverse stock split, shares					1,464
Return of shares to treasury previously issued as compensation
Return of shares to treasury previously issued as compensation, shares
Retirement of treasury shares				$ (35)
Retirement of treasury share, shares				(35,432)
Net loss
Balance	$ 5,491	$ 5,491		$ 4,699	$ 3,339
Balance, shares	5,491,605	5,491,605		4,699,035	3,338,661
Additional Paid In Capital [Member]
Balance		$ 36,954,817	$ 29,443,704	$ 29,443,704	$ 18,541,907
Shares and warrants issued for cash		993,669		3,497,382	2,033,305
Exercise of warrants for purchase of common stock		174,950		212,837	264,068
Conversion of notes payable and accrued interest into common stock		246,030		341,615	238,454
Shares and warrants issued in satisfaction of accrued services		568,547		27,540	8,480
Shares and warrants issued in connection with settlement agreement					151,996
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable		124,999		246,206	178,883
Shares and warrants issued in exchange of notes payable and accrued interest		421,170		352,426	5,754,844
Warrant modifications		4,500		96,634	229,288
Beneficial conversion features related to convertible notes payable		407		231,708	87,788
Stock-based compensation: - common stock				116,903	177,603
Stock-based compensation: - options and warrants		2,283,111		2,436,702
Impact of share rounding as a result of reverse stock split					(1)
Return of shares to treasury previously issued as compensation
Return of shares to treasury previously issued as compensation, shares
Retirement of treasury shares				$ (48,840)
Net loss
Balance	$ 41,772,200	41,772,200		36,954,817	29,443,704
Accumulated Deficit [Member]
Balance		(41,959,798)	(33,323,506)	(33,323,506)	(25,400,026)
Shares and warrants issued for cash
Exercise of warrants for purchase of common stock
Conversion of notes payable and accrued interest into common stock
Shares and warrants issued in satisfaction of accrued services
Shares and warrants issued in connection with settlement agreement
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable
Shares and warrants issued in exchange of notes payable and accrued interest
Warrant modifications
Beneficial conversion features related to convertible notes payable
Stock-based compensation: - common stock
Stock-based compensation: - options and warrants					7,923,480
Impact of share rounding as a result of reverse stock split
Return of shares to treasury previously issued as compensation
Retirement of treasury shares
Net loss		(5,532,937)		(8,636,292)	(7,923,480)
Balance	(47,492,735)	(47,492,735)		(41,959,798)	(33,323,506)
Treasury Stock [Member]
Balance			$ (32,000)	$ (32,000)	$ (32,000)
Balance, shares			(27,932)	(27,932)	(27,932)
Shares and warrants issued for cash
Exercise of warrants for purchase of common stock
Exercise of warrants for purchase of common stock, shares
Conversion of notes payable and accrued interest into common stock
Conversion of notes payable and accrued interest into common stock, shares
Shares and warrants issued in satisfaction of accrued services
Shares issued in satisfaction of accrued services, shares
Shares and warrants issued in connection with settlement agreement
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable
Shares and warrants issued in exchange of notes payable and accrued interest
Shares and warrants issued in exchange of notes payable and accrued interest, shares
Warrant modifications
Beneficial conversion features related to convertible notes payable
Stock-based compensation: - common stock
Stock-based compensation: - common stock, shares
Stock-based compensation: - options and warrants
Impact of share rounding as a result of reverse stock split
Return of shares to treasury previously issued as compensation				$ (16,875)
Return of shares to treasury previously issued as compensation, shares				(7,500)
Retirement of treasury shares				$ 48,875
Retirement of treasury share, shares				35,432
Net loss
Balance					$ (32,000)
Balance, shares					(27,932)
Balance		(5,000,282)	$ (3,908,463)	$ (3,908,463)	$ (6,888,393)
Shares and warrants issued for cash		$ 994,000		3,498,338	$ 2,033,700
Shares and warrants issued for cash, shares		331,335			14,063
Exercise of warrants for purchase of common stock		$ 175,000	212,898	212,898	$ 264,144
Conversion of notes payable and accrued interest into common stock		246,134		341,752	238,508
Shares and warrants issued in satisfaction of accrued services				27,553	8,481
Shares and warrants issued in connection with settlement agreement					152,000
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable		125,017		246,212	178,883
Shares and warrants issued in exchange of notes payable and accrued interest		421,302		352,593	5,755,872
Warrant modifications		4,500		96,634	229,288
Beneficial conversion features related to convertible notes payable		407		231,708	87,788
Stock-based compensation: - common stock				116,958	177,647
Stock-based compensation: - options and warrants		2,283,111		2,436,702	7,923,480
Impact of share rounding as a result of reverse stock split
Return of shares to treasury previously issued as compensation				(16,875)
Retirement of treasury shares
Net loss	(2,747,183)	(5,532,937)	$ (4,745,743)	(8,636,292)	(7,923,480)
Balance	$ (5,715,044)	$ (5,715,044)		$ (5,000,282)	$ (3,908,463)